OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Government authorities	$ 432		$ 366
Employees	55		113
Prepaid expenses	1,386		1,294
Foreign currency derivatives			24
Others	160	[1]	272	[1]
Other accounts receivable and prepaid expenses	2,033		2,069
Nehoray [Member]
Due from related parties	$ 65		$ 84

[1]	The balance as of December 31, 2013 and 2012, includes the amounts of $ 65 and $ 84, respectively, which are receivable from Nehoray in accordance to the loan sold (see note 1j)